Taxation - Schedule of effective income tax rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	3.00%	3.00%	0.00%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(9.00%)	(11.00%)	(9.00%)
Change in valuation allowance	(21.00%)	(17.00%)	(16.00%)
Effective income tax rate	(2.00%)	0.00%	0.00%